UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   153 E 53rd
           --------------------------------------------------
           48th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   August 13, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              20
                                               -------------

Form 13F Information Table Value Total:         117,455
                                               -------------
                                                (thousands)


   UNIT                                                                               TOTAL
DESCRIPTION                                     CUSIP               SHR/FACE          VALUE

-------------------------------------------------------------------------------------------------
ARAMARK CORP  CL B                              038521100             285,000      $7,125,000.00
-------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC  COM                    00751Y106             145,000      $7,903,950.00
-------------------------------------------------------------------------------------------------
AEROPOSTALE  COM                                007865108             285,000      $7,800,450.00
-------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC  COM                043436104             625,000      $8,500,000.00
-------------------------------------------------------------------------------------------------
AFLAC INC  COM                                  001055102             346,000     $11,072,000.00
-------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP  COM                      14040H105             194,000     $11,843,700.00
-------------------------------------------------------------------------------------------------
FIDELITY NATL FINL INC  COM                     316326107             618,100     $19,531,960.00
-------------------------------------------------------------------------------------------------
ALLIANCE IMAGING INC  COM NEW                   018606202             162,700      $2,196,450.00
-------------------------------------------------------------------------------------------------
ALTEON INC  COM                                 02144G107             509,000      $1,048,540.00
-------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP  COM                     101137107             233,000      $6,831,560.00
-------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC  COM                  159864107             225,300      $7,896,765.00
-------------------------------------------------------------------------------------------------
UNITED THERAPEUTICS CORP DEL                    91307C102             163,000      $2,014,680.00
-------------------------------------------------------------------------------------------------
VENTIV HEALTH INC  COM                          922793104             670,500      $1,890,810.00
-------------------------------------------------------------------------------------------------
ARBITRON INC  COM                               03875Q108             415,000     $12,948,000.00
-------------------------------------------------------------------------------------------------
UNITEDGLOBAL COM CL A                           913247508             500,000      $1,375,000.00
-------------------------------------------------------------------------------------------------
MILLER HERMAN INC                               600544100              80,000      $1,624,000.00
-------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP  COM                03822W109             375,000      $1,773,750.00
-------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC  COM PAR $0.10          205862402             180,000      $1,666,800.00
-------------------------------------------------------------------------------------------------
MYKROLIS CORP  COM                              62852P103             169,400      $2,000,614.00
-------------------------------------------------------------------------------------------------
TRANSMETA CORP DEL  COM                         89376R109             175,000        $411,250.00
-------------------------------------------------------------------------------------------------
TOTAL                                                               6,356,000    $117,455,279.00

